OTHER LIABILITIES - Disclosure of detailed information about undiscounted contractual payments relating to current and future lease liabilities (Details) $ in Thousands	Aug. 31, 2020 CAD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted contractual payments	$ 6,019
Less than 1 year [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted contractual payments	1,553
1 to 2 years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted contractual payments	1,049
2 to 3 years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted contractual payments	1,045
3 to 4 years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted contractual payments	998
4 to 5 years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted contractual payments	768
Thereafter [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted contractual payments	$ 606